Related Parties Transaction (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Related Party Transaction [Line Items]
Interest Expense	$ 14,831	$ 92,566	$ 170,141	$ 273,594
LiewYowMingMember
Related Party Transaction [Line Items]
Interest Expense			$ 170,141	$ 242,756